Share Based Payments - Schedule of Expenses Arising from Share-based Payment Transactions Recognized as Part of Employee Benefit Expense (Details) (20-F) - AUD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Total expenses arising from share-based payments		$ 335,102	$ 129,635	$ 120,287
Performance Rights [Member]
Statement Line Items [Line Items]
Total expenses arising from share-based payments	$ 33,771	104,441		120,287
Employee Option Plan [Member]
Statement Line Items [Line Items]
Total expenses arising from share-based payments		215,383
Employee Stock Option [Member]
Statement Line Items [Line Items]
Total expenses arising from share-based payments			129,635	120,287
Kentgrove Capital Pty Ltd [Member]
Statement Line Items [Line Items]
Total expenses arising from share-based payments		$ 15,278